UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2005

Check here if Amendment |_|; Amendment Number:_______
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ALLSTATE LIFE INSURANCE COMPANY
Address: 3075 SANDERS ROAD, SUITE G4A
         NORTHBROOK, IL. 60062-7127

Form 13F File Number: 28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JAMES ZILS
Title: VICE PRESIDENT INVESTMENT OPERATIONS
Phone: 847-402-3073

Signature, Place, and Date of Signing:


  /s/ JAMES ZILS                   NORTHBROOK, IL.             5/9/2005
  --------------------------    --------------------      ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of thius reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all hgoldings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              ONE

Form 13F Information Table Entry Total:          97

Form 13F Information Table Value Total:     339,761 (THOUSAND)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number           Name

1            028-10298                      ALLSTATE INVESTMENTS LLC

                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY

                             TITLE OF                    VALUE        SHARES/  SH/  PUT/   INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER            CLASS            CUSIP    (x$1000)      PRN AMT  PRN  CALL   DSCRETN  MANAGERS   SOLE   SHARED    NONE
-----------------------      --------        ---------  --------      -------  ---  ----   -------  --------  ------  -------  -----
COSTCO WHOLESALE CORP        COMMON          22160QAC6       884       20,000   SH         DEFINED      1        X
DANAHER CORP.                COMMON          235851102     1,602       30,000   SH         DEFINED      1        X
GENERAL MOTORS CORP          REDEEMABLE P/S  370442717     5,980      287,500   SH         DEFINED      1        X
GENERAL MOTORS SERIES B      REDEEMABLE P/S  370442733     1,401       75,000   SH         DEFINED      1        X
JOHNSON & JOHNSON            COMMON          478160104     2,519       37,500   SH         DEFINED      1        X

3M COMPANY                   DEBT            88579Y101     5,453    6,050,000   PRN        DEFINED      1        X
AFFILIATED MANAGERS          DEBT            008252AC2     1,101    1,000,000   PRN        DEFINED      1        X
AFFILIATED MANAGERS GRP      DEBT            008252AC2       702      500,000   PRN        DEFINED      1        X
AGILENT TECHNOLOGIES INC     DEBT            00846U101     2,456    2,500,000   PRN        DEFINED      1        X
ALLERGAN INC                 DEBT            018490AE2     3,180    3,650,000   PRN        DEFINED      1        X
ALLERGAN INC                 DEBT            018490AE2       523      600,000   PRN        DEFINED      1        X
ALZA CORP.                   DEBT            478160104     3,782    4,100,000   PRN        DEFINED      1        X
AMDOCS LIMITED               DEBT            02342TAD1     2,107    2,250,000   PRN        DEFINED      1        X
AMDOCS LIMITED               DEBT            02342TAD1     2,107    2,250,000   PRN        DEFINED      1        X
AMERICAN EXPRESS             DEBT            025816AS8     6,391    6,250,000   PRN        DEFINED      1        X
AMERICAN INTERNATIONAL GROUP DEBT            026874AN7     3,220    3,500,000   PRN        DEFINED      1        X
AMERICAN INTL GROUP          DEBT            026874AN7     6,848   10,375,000   PRN        DEFINED      1        X
ARROW ELECTRONIC             DEBT            042735100     3,719    7,000,000   PRN        DEFINED      1        X
BJ SERVICES CO               DEBT            055482103     3,075    3,750,000   PRN        DEFINED      1        X
BUNGE LTD FINANCE CORP       DEBT            120568AE0       588      350,000   PRN        DEFINED      1        X
CARNIVAL CORP                DEBT            143658AN2     3,128    2,300,000   PRN        DEFINED      1        X
CARNIVAL CORP                DEBT            143658AN2     1,078    1,250,000   PRN        DEFINED      1        X
CARNIVAL CORP                DEBT            143658AN2     2,717    3,500,000   PRN        DEFINED      1        X
CBRL GROUP INC               DEBT            12489VAB2     3,201    6,500,000   PRN        DEFINED      1        X
CENTURYTEL INC               DEBT            156700106     1,381    1,300,000   PRN        DEFINED      1        X
CENTURYTEL INC               DEBT            156700106     2,125    2,000,000   PRN        DEFINED      1        X
COOPER CAMERON CORP          DEBT            216640102     1,859    1,750,000   PRN        DEFINED      1        X
COOPER CAMERON CORP          DEBT            216640102     1,063    1,000,000   PRN        DEFINED      1        X
COSTCO                       DEBT            22160QAC6     5,006    5,000,000   PRN        DEFINED      1        X
CSX CORP                     DEBT            126408103     6,563    7,500,000   PRN        DEFINED      1        X
DEVON ENERGY CORP            DEBT            25179M103     5,451    4,750,000   PRN        DEFINED      1        X
DEVON ENERGY CORP.           DEBT            25179M103     2,639    2,300,000   PRN        DEFINED      1        X
DOMINION RESOURCES INC       DEBT            25746UAT6     7,147    6,750,000   PRN        DEFINED      1        X
DST SYSTEMS INC              DEBT            233326107     1,171    1,000,000   PRN        DEFINED      1        X
DUKE ENERGY CORP             DEBT            264399106     3,593    3,000,000   PRN        DEFINED      1        X
EASTMAN KODAK CO             DEBT            277461BE8     6,075    5,000,000   PRN        DEFINED      1        X
FLUOR CORP                   DEBT            343412102     2,260    2,000,000   PRN        DEFINED      1        X
FRANKLIN RESOURCES INC       DEBT            354613AC5     3,740    5,500,000   PRN        DEFINED      1        X
GATX CORP                    DEBT            361448AC7     1,171    1,000,000   PRN        DEFINED      1        X
GATX CORP                    DEBT            361448AC7       586      500,000   PRN        DEFINED      1        X
GENERAL MILLS INC            DEBT            370334AU8     9,568   13,500,000   PRN        DEFINED      1        X
GENERAL MILLS INC            DEBT            370334AU8     1,063    1,500,000   PRN        DEFINED      1        X
GOLDMAN SACHS GROUP INC      DEBT            38141G104     2,521    2,600,000   PRN        DEFINED      1        X
GREATER BAY BANCORP          DEBT            391648102     1,778    2,000,000   PRN        DEFINED      1        X
HALLIBURTON COMPANY          DEBT            406216101     8,385    6,500,000   PRN        DEFINED      1        X
HARRIS CORP                  DEBT            413875AH8       415      275,000   PRN        DEFINED      1        X
HARRIS CORP                  DEBT            413875AH8     1,244      825,000   PRN        DEFINED      1        X
HASBRO INC                   DEBT            418056AN7     1,080    1,000,000   PRN        DEFINED      1        X
HCC INSURANCE HOLDINGS       DEBT            404132AB8     3,652    3,250,000   PRN        DEFINED      1        X
HEALTH MANAGEMENT ASSOC      DEBT            421933102     2,185    2,000,000   PRN        DEFINED      1        X
HEALTH MANAGEMENT ASSOC      DEBT            421933102     3,278    3,000,000   PRN        DEFINED      1        X
HEWLETT PACKARD CO CONV      DEBT            428236AC7     3,156    5,500,000   PRN        DEFINED      1        X
INCO LTD                     DEBT            453258AT2     3,979    3,000,000   PRN        DEFINED      1        X
INTL GAME TECHNOLOGY         DEBT            459902102     4,425    6,900,000   PRN        DEFINED      1        X
INTL PAPER CO                DEBT            460146103     6,832   12,450,000   PRN        DEFINED      1        X
IVAX CORP                    DEBT            465823102     8,511    8,500,000   PRN        DEFINED      1        X
IVAX CORP                    DEBT            465823102     1,277    1,250,000   PRN        DEFINED      1        X
LEAR CORP                    DEBT            521865AG0     1,141    2,500,000   PRN        DEFINED      1        X
LEGG MASON INC               DEBT            524901AG0       904    1,000,000   PRN        DEFINED      1        X
LEHMAN BROTHERS HOLDINGS     DEBT            524908100     1,910    2,000,000   PRN        DEFINED      1        X
LEHMAN BROTHERS HOLDINGS     DEBT            524908100     2,978    3,000,000   PRN        DEFINED      1        X
LIBERTY MEDIA                DEBT            530715AR2     2,659    3,115,000   PRN        DEFINED      1        X
LIBERTY MEDIA CORP           DEBT            530715AR2     1,916    1,750,000   PRN        DEFINED      1        X
LOCKHEED MARTIN CORP         DEBT            539830109     5,278    5,000,000   PRN        DEFINED      1        X
LOWES COMPANIES              DEBT            548661CG0     3,286    3,500,000   PRN        DEFINED      1        X
LOWE'S COMPANIES INC         DEBT            548661CG0     6,902    6,750,000   PRN        DEFINED      1        X
MASCO CORP                   DEBT            574599BB1     5,578   11,500,000   PRN        DEFINED      1        X
MEDIMMUNE INC                DEBT            584699102     3,820    4,000,000   PRN        DEFINED      1        X
MEDTRONIC INC                DEBT            585055AD8    11,272   11,300,000   PRN        DEFINED      1        X
MERRILL LYNCH & CO           DEBT            590188W46    10,339   10,300,000   PRN        DEFINED      1        X
MORGAN STANLEY               DEBT            617446448     2,253    2,500,000   PRN        DEFINED      1        X
NABORS INDUSTRIES INC        DEBT            629568AL0     2,023    2,000,000   PRN        DEFINED      1        X
NEWS AMERICA INC             DEBT            652482AZ3     7,779   13,500,000   PRN        DEFINED      1        X
ODYSSEY RE HOLDINGS          DEBT            67612WAB4     2,413    2,000,000   PRN        DEFINED      1        X
OMNICOM GROUP                DEBT            681919AR7     1,004    1,000,000   PRN        DEFINED      1        X
OMNICOM GROUP                DEBT            681919AR7     6,524    6,500,000   PRN        DEFINED      1        X
PLACER DOME INC              DEBT            725906AK7     2,408    2,250,000   PRN        DEFINED      1        X
PMI GROUP INC                DEBT            69344M101     4,567    4,450,000   PRN        DEFINED      1        X
PPL ENERGY SUPPLY LLC        DEBT            69351T106     2,240    2,000,000   PRN        DEFINED      1        X
PPL ENERGY SUPPLY LLC        DEBT            69351T106     2,800    2,500,000   PRN        DEFINED      1        X
RADIAN GROUP INC             DEBT            750236101     3,955    4,000,000   PRN        DEFINED      1        X
REEBOK INTL LTD              DEBT            758110AH3     3,732    3,500,000   PRN        DEFINED      1        X
SLM CORP                     DEBT            78442PAC0     1,535    1,500,000   PRN        DEFINED      1        X
TEVA PHARMACEUT FIN BV       DEBT            88164MAB4     5,421    3,700,000   PRN        DEFINED      1        X
TEVA PHARMACEUT FIN BV       DEBT            88164MAB4     2,005    2,000,000   PRN        DEFINED      1        X
TEVA PHARMACEUT FIN NV       DEBT            88164MAB4       879      600,000   PRN        DEFINED      1        X
TJX COMPANIES                DEBT            872540109     1,683    2,000,000   PRN        DEFINED      1        X
TRANSOCEAN SEDCO FOREX       DEBT            G90078109     4,030    4,050,000   PRN        DEFINED      1        X
TYCO INTL GROUP SA           DEBT            902124106     9,611    6,450,000   PRN        DEFINED      1        X
UNIV HEALTH SVCS             DEBT            913903AL4     3,383    5,500,000   PRN        DEFINED      1        X
WALT DISNEY COMPANY          DEBT            254687106    10,988   10,000,000   PRN        DEFINED      1        X
WATSON PHARMACEUTICALS       DEBT            942683AC7     1,188    1,250,000   PRN        DEFINED      1        X
WEATHERFORD INT'L            DEBT            947074AB6     4,322    6,700,000   PRN        DEFINED      1        X
WORLD COLOR PRESS, INC.,
CONVERTIBLE                  DEBT            981443AA2     1,024    1,000,000   PRN        DEFINED      1        X
WYETH                        DEBT            983024100     9,227    9,000,000   PRN        DEFINED      1        X
WYETH                        DEBT            983024100       769      750,000   PRN        DEFINED      1        X
XCEL ENERGY INC              DEBT            98389B100     1,088      750,000   PRN        DEFINED      1        X

-----------------------------------------------------------------------------
"STOCK"                                              5    12,385      450,000
-----------------------------------------------------------------------------
DEBT                                                92   327,375  359,240,000
-----------------------------------------------------------------------------
REPORT TOTALS                                       97   339,761  359,690,000
-----------------------------------------------------------------------------